Other (Expenses) Income (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Summary of Other (Expense) Income

	Year Ended December 31,
	2016 $	2015 $	2014 $
Income tax (expense) recovery	(7,511)	(3,339)	154
Gain on initial recognition of stock purchase warrant	—	—	3,420
Foreign exchange gain	1,449	252	138
Other (expense) income	(9)	(10)	93
Total	(6,071)	(3,097)	3,805